General and administrative costs (Details) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
General and administrative costs
General and administrative costs	€ 3,315	€ 5,359	€ 11,486	€ 15,679